REVENUE - Narrative (Details) t in Thousands, oz in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 customers $ / ounce $ / pound	Dec. 31, 2024 $ / ounce $ / pound	Dec. 31, 2024 lb $ / ounce $ / pound	Dec. 31, 2024 USD ($) $ / ounce $ / pound	Dec. 31, 2024 oz $ / ounce $ / pound	Dec. 31, 2024 t $ / ounce $ / pound	Dec. 31, 2023 lb $ / ounce $ / pound	Dec. 31, 2023 USD ($) $ / ounce $ / pound	Dec. 31, 2023 oz $ / ounce $ / pound	Dec. 31, 2023 t $ / ounce $ / pound
Disclosure of major customers [abstract]
Number of customers who accounts for more than ten percent of revenue | customers	2
Minimum percentage of entity revenue for major customers		10.00%
Disclosure of major customers [line items]
Number of customers who accounts for more than ten percent of revenue | customers	2
Minimum percentage of entity revenue for major customers		10.00%
Gold
Disclosure of provisional metal sales
Percentage of composition of principal product (as percent)	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Volumes subject to final pricing Copper (millions) Gold (000s) | oz					48				50
Impact on net income before taxation of 10% movement in market price | $				$ 13				$ 10
Average price of sales subject to final settlement | $ / ounce	2,636	2,636	2,636	2,636	2,636	2,636	2,079	2,079	2,079	2,079
Percent change in commodity prices used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Copper
Disclosure of provisional metal sales
Volumes subject to final pricing Copper (millions) Gold (000s)			63			28	61			28
Impact on net income before taxation of 10% movement in market price | $				$ 25				$ 23
Average price of sales subject to final settlement | $ / pound	4.04	4.04	4.04	4.04	4.04	4.04	3.81	3.81	3.81	3.81
Customer 1 [Member]
Disclosure of major customers [abstract]
Percentage of entity's revenue		23.00%
Disclosure of major customers [line items]
Percentage of entity's revenue		23.00%
Customer 2 [Member]
Disclosure of major customers [abstract]
Percentage of entity's revenue		22.00%
Disclosure of major customers [line items]
Percentage of entity's revenue		22.00%